FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) - Credit Risk [Member] - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Maximum credit risk exposure [Abstract]
Financial assets	$ 4,491,829	$ 7,310,599
Exposure to impairment losses	0	0
Impairment losses recognized on receivables	0	0
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	4,432,150	7,238,489
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 59,679	$ 72,110